Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Acquisitions Narrative (Details)	Jan. 31, 2024
HSBC Global Asset Management (Singapore) Limited | Silkroad Property Partners Pte Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%